(LOSS) PER SHARE (Tables)	3 Months Ended
Jun. 30, 2023
Profit or loss [abstract]
Schedule of basic and diluted EPS calculations

	Three Months Ended June 30,
Numerator (in 000’$)	2023	2022

Net loss attributable to owners of the Company	$(5,919)	$(1,729)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	17,701	13,351
Basic and diluted (loss) per share	$(0.33)	$(0.13)

Schedule of anti-dilutive share

	As of June 30,
	2023	2022
Stock options	1,963,420	1,201,400
Restricted stock units	378,740	378,740